Investments in Affiliates (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Mar. 31, 2023
Schedule of Equity Method Investments [Line Items]
Equity loss on investments	$ (333)	$ (97)	$ (565)	$ (206)
CTTC
Schedule of Equity Method Investments [Line Items]
Amount invested						$ 4,300
Ownership interest percentage						49.00%
Payments for Advance to Affiliate			$ 2,100		$ 2,100
Interest rate (as a percent)	2.00%		2.00%		2.00%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]			us-gaap:SecuredOvernightFinancingRateSofrMember		us-gaap:SecuredOvernightFinancingRateSofrMember
Equity loss on investments			$ 600	$ 200